FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS	12 Months Ended
Dec. 31, 2018
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS [abstract]
Disclosure of financial assets at fair value through profit or loss

13.   FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

	December 31,
	2017	2018
	RMB	RMB

Structured deposit	51,196	25,550
Equity investments, listed and at quoted market price	—	182
	51,196	25,732

The financial assets are the structured deposit with financial institutions, which are presented as current assets since they are expected to be expired within 12 months from the end of the reporting period.